Summary of Significant Accounting Policies (Details) - USD ($)									3 Months Ended		12 Months Ended
	Nov. 15, 2024	Nov. 13, 2024	Oct. 11, 2024	Mar. 27, 2024	Mar. 14, 2024	Jul. 07, 2023	Jun. 09, 2023	Dec. 14, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024	Dec. 31, 2022
Summary of Significant Accounting Policies
Cash									$ 354,346		$ 494,974	$ 2,171,553
Cash equivalents									0		0	0
Redemption price per share		$ 11.15
Aggregate redemption amount		$ 12,543,118				$ 197,694,657
Plus: Trust Account withdrawals for tax payments										$ 489,119	489,119	2,287,729
Proceeds from marketable securities held in Trust Account										32,703,710	45,246,828	199,982,386
Warrant liability									$ 4,580,100		$ 4,639,000	$ 580,500
Number of shares remaining									37,987		37,987	4,150,065
Marketable securities held in Trust Account									$ 433,645		$ 429,151	$ 44,709,805	$ 12,895,117
Less: Remeasurement of Class A redeemable shares to redemption value									4,494	559,907	966,174	6,707,678
Amount of franchise tax accrual									18,746		219,400
Franchise tax									16,400		200,000
Amount of interest and penalties									2,346		19,400
Unrecognized tax benefits other than franchise tax									0
Amounts accrued for interest and penalties other than franchise tax									0
Federal depository insurance coverage									$ 250,000		250,000
Initial Public Offering, Over-Allotment and the Private Placement
Summary of Significant Accounting Policies
Proceeds from sale of Units, net of underwriting discounts paid								$ 234,600,000
Maturity term of U.S. government securities								185 days
Percentage of shares of stock the Company is obligated to redeem without consummating a business combination								100.00%
Class A common stock
Summary of Significant Accounting Policies
Redemption price per share									$ 10.49
Aggregate redemption amount									$ 197,694,657
Class A common stock subject to redemption
Summary of Significant Accounting Policies
Holders of number of shares exercised the right to redeem the shares		1,125,126	985,170		2,986,952		18,849,935		18,849,935
Redemption price per share		$ 11.15	$ 11.08		$ 10.79		$ 10.49
Aggregate redemption amount		$ 12,543,118			$ 32,214,591	197,694,657	$ 197,694,657				44,757,709	197,694,657
Plus: Trust Account withdrawals for tax payments											489,119	2,287,729
Proceeds from marketable securities held in Trust Account	$ 12,543,118			$ 32,214,591		$ 197,694,657
Number of shares redeemed	1,125,126	1,125,126		2,986,952	2,986,952	18,849,935
Class A common stock subject to possible redemption									$ 433,645	12,566,002	429,151	44,709,805		$ 237,984,513
Less: Remeasurement of Class A redeemable shares to redemption value									(4,494)		(966,174)	$ (6,707,678)
Accretion of Class A redeemable shares to redemption value									$ 4,494	$ 559,907	$ 966,174